Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases, Operating [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Aggregate minimum annual rentals for wholly-owned real estate investments owned by the Account through the non-cancelable lease term, excluding short-term residential leases, are as follows (in millions):

Years Ending December 31,
2018	$592.3
2019	556.9
2020	503.6
2021	426.7
2022	354.1
Thereafter	2,764.6
Total	$5,198.2